Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Cash flows from operating activities:
Net income	¥ 125,303	¥ 95,014	¥ 67,351
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	72,994	76,151	73,597
Provision for doubtful accounts and loss on bad debts	197	252	238
Write-down of inventories	17,361	7,256	11,507
Deferred income taxes (Note 15)	(49,745)	10,354	(5,643)
Gains on sales of securities, net	(581)	(2,875)	(4,542)
Losses on impairment of goodwill	18,456	729
Foreign currency adjustments	(2,687)	(1,975)	(2,003)
Change in assets and liabilities:
(Increase) decrease in receivables	(16,804)	47,306	(14,876)
Increase in inventories	(19,938)	(25,160)	(13,910)
Decrease in other current assets	2,955	7,661	4,907
Decrease in notes and accounts payable	(13,085)	(34,589)	(35,557)
Increase (decrease) in accrued income taxes	(6,392)	490	8,151
Increase (decrease) in other current liabilities	9,002	(26,825)	9,242
Increase (decrease) in other non-current liabilities	(6,348)	(3,628)	14,739
Other, net	79	(1,020)	(3,712)
Net cash provided by operating activities	130,767	149,141	109,489
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(24,505)	(38,530)	(30,052)
Payments for purchases of held-to-maturity securities	(197,391)	(131,016)	(49,583)
Proceeds from sales and maturities of available-for-sale securities	25,131	43,432	37,593
Proceeds from maturities of held-to-maturity securities	182,531	73,623	71,167
Acquisitions of businesses, net of cash acquired (Notes 2 and 19)	(1,843)	(15,975)	(18,533)
Investment in affiliates	(650)	(871)	(2,150)
Payments for purchases of property, plant and equipment	(57,055)	(50,890)	(58,416)
Payments for purchases of intangible assets	(6,214)	(6,722)	(6,553)
Acquisition of time deposits and certificate of deposits	(246,667)	(260,241)	(289,694)
Withdrawal of time deposits and certificate of deposits	229,982	284,829	276,436
Other, net	3,073	1,220	3,643
Net cash used in investing activities	(93,608)	(101,141)	(66,142)
Cash flows from financing activities:
Decrease in short-term borrowings, net	(554)	(213)	(1,465)
Proceeds from issuance of long-term debt	10,642	10,671	9,055
Payments of long-term debt	(13,347)	(13,247)	(12,733)
Dividends paid	(32,705)	(28,624)	(24,336)
Purchases of noncontrolling interests	(4,004)	(1,032)	(1,007)
Other, net	(24)	(360)	(945)
Net cash used in financing activities	(39,992)	(32,805)	(31,431)
Effect of exchange rate changes on cash and cash equivalents	19,022	14,525	20,250
Net increase in cash and cash equivalents	16,189	29,720	32,166
Cash and cash equivalents at beginning of year	335,174	305,454	273,288
Cash and cash equivalents at end of year	¥ 351,363	¥ 335,174	¥ 305,454